Going Concern and Management's Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern and Management's Plans

Note 2. Going Concern and Management’s Plans

The accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of March 31, 2019, the Company had incurred significant operating losses since inception and continues to generate losses from operations. As of March 31, 2019, the Company had an accumulated deficit of $406,425.

Management’s plans include overseeing the operation of approximately 5,700 cryptocurrency mining machines in Colorado and Ohio and continuing to execute on an expansion model to secure low cost power and grow its cryptocurrency assets. As discussed in Note 1, the Company decided not to commence the majority of its mining operations during the first quarter of 2019 as it believed that it was not economically responsible to do so based on unfavorable Bitcoin mining economics. The Company’s revenue in the first quarter of 2019 was significantly less than historical results, as it had only 500 machines in operation. Based on current budget assumptions, the Company believes that it will be able to meet its operating expenses and obligations for one year from the date these condensed consolidated financial statements are issued. The Company will need to raise additional funding to grow its operations and to pay current maturities of debt. There can be no assurance however that the Company will be able to raise additional capital when needed, or at terms deemed acceptable, if at all. Such factors raise substantial doubt about the Company’s ability to sustain operations for at least one year from the issuance of these unaudited condensed consolidated financial statements. Management’s plans, including the operation of its existing cryptocurrency mining machines, the raising of additional capital and potentially curtailing its operations alleviate such substantial doubt. The accompanying unaudited condensed consolidated financial statements do not include any adjustments related to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 2. Going Concern and Management’s Plans

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of December 31, 2018, the Company had incurred significant operating losses since inception and continues to generate losses from operations. As of December 31, 2018, the Company had an accumulated deficit of $404,719. As of December 31, 2018, MGT’s cash and cash equivalents were $96.

Management’s plans include overseeing the operation of approximately 5,750 cryptocurrency mining machines in Colorado and Ohio and continue to execute on an expansion model to secure low cost power and grow its cryptocurrency assets. As discussed in Note 1, the Company experienced additional delays and costs due to the non-performance of a key vendor. The Company has moved all of its miners from Sweden to facilities in Colorado and Ohio. Because the machines were being moved in the latter months of 2018, the Company’s revenue will be significantly less than historical results. Based on current budget assumptions, the Company believes that it will be able to meet its operating expenses and obligations for one year from the date these consolidated financial statements are issued. The Company will need to raise additional funding to grow its operations and to pay current maturities of debt. There can be no assurance however that the Company will be able to raise additional capital when needed, or at terms deemed acceptable, if at all. Such factors raise substantial doubt about the Company’s ability to sustain operations for at least one year from the issuance of these consolidated financial statements. Management’s plans, including the operation of its existing cryptocurrency mining machines, the raising of additional capital and potentially curtailing its operations alleviate such substantial doubt. The accompanying consolidated financial statements do not include any adjustments related to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.